Net loss per Share (Details) - Schedule of Computation of Diluted Net Loss Per Share - shares	Jun. 30, 2023	Jun. 30, 2022
Schedule of Computation of Diluted Net Loss Per Share [Abstract]
Options to purchase Ordinary Shares	216,426	285,422
Warrants	5,464,861	5,645,270
Total potentially dilutive securities	5,681,287	5,930,692